Oct. 25, 2019
Catholic Investor Large Cap Value Fund

THE ADVISORS’ INNER CIRCLE FUND III

(the “Trust”)

Catholic Investor Large Cap Growth Fund

Catholic Investor Large Cap Value Fund

Catholic Investor Small Cap Fund

Catholic Investor International Equity Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated October 25, 2019 to:

•	the Funds’ Prospectus, dated March 1, 2019, as amended March 15, 2019 (the “Prospectus”);

•	the Funds’ Statement of Additional Information, dated March 1, 2019, as amended March 15, 2019 (the “SAI”);

•	the Catholic Investor International Equity Fund’s Summary Prospectus, dated March 15, 2019;

•	the Catholic Investor Large Cap Growth Fund’s Summary Prospectus, the Catholic Investor Large Cap Value Fund’s Summary Prospectus and the Catholic Investor Small Cap Fund’s Summary Prospectus, each dated March 1, 2019 (together with the Catholic Investor International Equity Fund’s Summary Prospectus, the “Summary Prospectuses”).

This Supplement provides new and additional information beyond that contained in the Summary Prospectuses, Prospectus and SAI, and should be read in conjunction with the Summary Prospectuses, Prospectus and SAI.

Effective October 1, 2019 (the “Effective Date”), Knights of Columbus Asset Advisors LLC (the “Adviser”) acquired the assets of Boston Advisors, LLC’s (“Boston Advisors”) institutional client business (the “Transaction”). The institutional client business of Boston Advisors involves, among other things, Boston Advisors’ business of providing sub-advisory services to certain client accounts and funds managed by the Adviser, including the Funds. In connection with the Transaction, Boston Advisors is now a division of the Adviser, resulting in a unified investment management business. The former Boston Advisors’ business is now the equity investment management business of the Adviser and the Adviser will continue its legacy business of managing fixed income assets.

In connection with the Transaction, as of the Effective Date, (1) Mr. Michael J. Vogelzang no longer serves as a portfolio manager of the Funds; (2) Mr. Eric Eaton was added as a portfolio manager of the Funds; (3) Mr. Douglas A. Riley and Mr. James W. Gaul were added as portfolio managers of the Catholic Investor International Equity Fund; (4) each of the portfolio managers of the Funds as of the Effective Date, and certain other employees of Boston Advisors prior to the Effective Date, became employees of the Adviser as part of its equity investment management business; and (5) the sub-advisory agreement between the Adviser and Boston Advisors with respect to each Fund was terminated, and, pursuant to the existing investment advisory agreement between the Adviser and the Trust, the equity investment management business of the Adviser assumed the day-to-day portfolio management responsibilities performed by Boston Advisors for each Fund prior to the Effective Date.

Accordingly, as of the Effective Date, the Summary Prospectuses, Prospectus and SAI are hereby amended and supplemented as follows:

1.	All references and information relating to Mr. Michael J. Vogelzang are hereby deleted.

2.	The references to “Boston Advisors” or “the Sub-Adviser” in the “Principal Investment Strategies” and “Principal Risks” sections of each Fund’s Summary Prospectus, and the corresponding sections of the Prospectus, are hereby deleted and replaced with “the Adviser.”

3.	The disclosure in the “Portfolio Managers” section of the Catholic Investor Large Cap Growth Fund’s Summary Prospectus, the Catholic Investor Large Cap Value Fund’s Summary Prospectus and the Catholic Investor Small Cap Fund’s Summary Prospectus, and the corresponding sections of the Prospectus, is hereby deleted and replaced with the following:

Mr. David Hanna, Vice President and Portfolio Manager, has managed the Fund since its inception in 2015.

Mr. Douglas A. Riley, CFA, Vice President and Portfolio Manager, has managed the Fund since its inception in 2015.

Mr. James W. Gaul, CFA, Vice President and Portfolio Manager, has managed the Fund since its inception in 2015.

Mr. Eric Eaton, CFA, Portfolio Manager and Equity Analyst, has managed the Fund since 2019.

4.	The disclosure in the “Portfolio Managers” section of the Catholic Investor International Equity Fund’s Summary Prospectus, and the corresponding section of the Prospectus, is hereby deleted and replaced with the following:

Mr. David Hanna, Vice President and Portfolio Manager, has managed the Fund since its inception in 2015.

Mr. Douglas A. Riley, CFA, Vice President and Portfolio Manager, has managed the Fund since its inception in 2019.

Mr. James W. Gaul, CFA, Vice President and Portfolio Manager, has managed the Fund since its inception in 2019.

Mr. Eric Eaton, CFA, Portfolio Manager and Equity Analyst, has managed the Fund since 2019.

5.	The “Quantitative Investing Risk” disclosure in the “More Information about Risk” section of the Prospectus is hereby deleted and replaced with the following:

Quantitative Investing Risk (Large Cap Growth Fund, Large Cap Value Fund, Small Cap Fund and International Equity Fund) – There is no guarantee that the use of quantitative models, algorithms, methods or other similar techniques (“quantitative investing”), and the investments selected based on such techniques, will produce the desired results or enable a Fund to achieve its investment objective. A Fund may be adversely affected by imperfections, errors or limitations in construction and implementation (for example, limitations in a model, proprietary or third-party data imprecision or unavailability, software or other technology malfunctions, or programming inaccuracies) and the Adviser’s ability to monitor and timely adjust the metrics or update the data or features underlying the model, algorithm or other similar analytical tools (“quantitative tools”). A Fund may also be adversely affected by the Adviser’s ability to make accurate qualitative judgments regarding the quantitative tool’s output or operational complications relating to any quantitative tool. Thus, a Fund is subject to the risk that any quantitative tools used by the Adviser will not be successful as to, for example, selecting or weighting investment positions, and that these tools may not perform as expected.

6.	The disclosure relating to Messrs. Riley, Hanna and Gaul in the “Portfolio Managers” section of the Prospectus is hereby deleted and replaced with the following:

Mr. Douglas Riley, CFA, Vice President and Portfolio Manager, joined Knights of Columbus Asset Advisors through its acquisition of Boston Advisors, LLC’s institutional client business in 2019. Prior to joining Knights of Columbus Asset Advisors, Mr. Riley was Senior Vice President and Director of Growth Equity Investing at Boston Advisors, LLC from 2002 to 2019 and a Portfolio Manager with Babson-United Investment Advisors, Inc. from 1991 to 2002. Mr. Riley earned a B.A. from Emory University in 1988 and an M.B.A. from Northeastern University in 1996.

Mr. David Hanna, Vice President and Portfolio Manager, joined Knights of Columbus Asset Advisors through its acquisition of Boston Advisors, LLC’s institutional client business in 2019. Prior to joining Knights of Columbus Asset Advisors, Mr. Hanna was Senior Vice President and the Director of Institutional Portfolio Management at Boston Advisors, LLC from 2006 to 2019 and was a senior Portfolio Manager in the Global Hedge Fund Strategies Group of State Street Global Advisors (“SSgA”) and was with SSgA in various roles from 1997 to 2005. Prior to joining SSgA, he was Vice President, Quantitative Analysis at Standish, Ayer & Wood from 1992-1997. Mr. Hanna earned a B.S. in Finance from the Pennsylvania State University in 1987.

Mr. James W. Gaul, CFA, Vice President and Portfolio Manager, joined Knights of Columbus Asset Advisors through its acquisition of Boston Advisors, LLC’s institutional client business in 2019. Prior to joining joined Knights of Columbus Asset Advisors, Mr. Gaul was Vice President and Portfolio Manager at Boston Advisors, LLC from 2005 to 2019. Prior to joining Boston Advisors, LLC, Mr. Gaul was an institutional fixed income sales professional with Commerce Capital Markets, Inc. and Advest, Inc. Mr. Gaul earned a B.S. in Investments from Babson College and a M.S. in Investment Management from Boston University and is a member of the Boston Security Analyst Society.

Mr. Eric Eaton, CFA, Portfolio Manager and Equity Analyst, joined Knights of Columbus Asset Advisors through its acquisition of Boston Advisors, LLC’s institutional client business in 2019. Prior to joining Knights of Columbus Asset Advisors, Mr. Eaton was a Portfolio Manager and Equity Analyst at Boston Advisors, LLC from 2016 to 2019. Mr. Eaton had previously been employed by Boston Advisors, LLC from 2011 to 2014, and was a student at Harvard Business School from 2014 to 2016. Mr. Eaton earned an M.B.A. from Harvard Business School, a M.S. in Finance from Bentley University and a B.A. in Economics and Accounting from Gordon College. He also holds a CPA license in the state of Massachusetts.

7.	The “Quantitative Investing Risk” disclosure in the “Description of Permitted Investments” section of the SAI is hereby deleted and replaced with the following:

Quantitative Investing Risk (Large Cap Growth Fund, Large Cap Value Fund, Small Cap Fund and International Equity Fund). For each of the Funds, the Adviser may use quantitative models, algorithms, methods or other similar techniques or analytical tools (“quantitative tools”) in managing the Funds, including to generate investment ideas, identify investment opportunities or as a component of its overall portfolio construction processes and investment selection or screening criteria. Quantitative tools may also be used in connection with risk management and hedging processes. The value of securities selected using quantitative tools can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental or other similar means of analysis. The factors used in quantitative tools and the weight placed on those factors may not be predictive of a security’s value or a successful weighting. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative tools. Thus, a Fund is subject to the risk that any quantitative tools used by the Adviser will not be successful in, among other things, forecasting movements in industries, sectors or companies and/or in determining the size, direction, and/or weighting of investment positions.

There is no guarantee that quantitative tools, and the investments selected based on such tools, will produce the desired results or enable a Fund to achieve its investment objective. A Fund may be adversely affected by imperfections, errors or limitations in construction and implementation (for example, limitations in a model, proprietary or third-party data imprecision or unavailability, software or other technology malfunctions, or programming inaccuracies) and the Adviser’s ability to monitor and timely adjust the metrics or update the data or features underlying the quantitative tools, including accounting for changes in the overall market environment, and identify and address omissions of relevant data or assumptions. A quantitative tool may not perform as expected and a quantitative tool that has been formulated on the basis of past market data or trends may not be predictive of future price movements. A Fund may also be adversely affected by the Adviser’s ability to make accurate qualitative judgments regarding a quantitative tool’s output or operational complications relating to a quantitative tool.

8.	The following row is hereby added to the “Fund Shares Owned by the Portfolio Managers” table in the “The Portfolio Managers” section of the SAI:

Eric Eaton, CFA*	None

*	Valuation date is September 30, 2019.

9.	The following row is hereby added to the “Other Accounts” table in the “The Portfolio Managers” section of the SAI:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)
Eric Eaton, CFA*	0	$0	0	$0	2	$157.52

*	Valuation date is September 30, 2019.

10.	The first paragraph in the “Proxy Voting” section of the SAI is hereby deleted and replaced with the following:

The Board has delegated the responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser does not invest in voting securities for the Core Bond Fund and the Limited Duration Fund. For the Large Cap Growth Fund, Large Cap Value Fund, Small Cap Fund and International Equity Fund, the Adviser will vote such proxies in accordance with its proxy voting policies and procedures, which are included in Appendix B to this SAI.

11.	The references to “Boston Advisors” or “BA” in Appendix B of the SAI are hereby deleted and replaced with “Knights of Columbus Asset Advisors LLC.”

12.	All other references and information relating to “Boston Advisors,” “the Sub-Adviser” and the Funds’ current sub-advisory arrangements are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

KOC-SK-004-0100